Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 2,047,307	$ 2,551,834	$ 3,862,716
Inventory	6,884	6,884	6,580
Prepaid expenses	4,043	14,902	15,665
Deposit - Related Party			98,480
Total Current Assets	2,058,234	2,573,620	3,983,441
Property and Equipment, net	59,911	66,640	87,861
Investment in gold bullions (cost $450,216 and $450,216, respectively)	536,799	493,236	437,251
Operating lease right-of-use asset, net	114,027	95,808	58,849
Security deposit	3,518	3,518	3,518
Total Assets	2,772,489	3,232,822	4,570,920
Current Liabilities
Operating lease liability, current	56,736	41,789	39,200
Loan payable	20,244	35,244	95,244
Total Current Liabilities	8,956,527	8,885,610	8,072,083
Long Term Liabilities
Operating lease liability, net of current	57,991	54,368	20,697
Total Liabilities	9,014,518	8,939,978	8,092,780
Commitments and Contingencies (Note 9)
Stockholders’ Deficit
Preferred stock value
Common Stock Issuable, 1,122,311 and 1,122,311 shares, respectively	22,000	22,000	22,000
Additional paid-in capital	11,307,215	11,354,213	10,834,729
Accumulated Deficit	(50,194,655)	(49,686,780)	(46,657,000)
Total Stockholders’ Deficit	(6,242,029)	(5,707,156)	(3,521,860)
Total Liabilities and Stockholders’ Deficit	2,772,489	3,232,822	4,570,920
Series A Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock value	5,237,800	5,217,800	5,217,800
Common Class A [Member]
Stockholders’ Deficit
Common stock value	27,385,611	27,385,611	27,060,611
Common Class B [Member]
Stockholders’ Deficit
Common stock value
Nonrelated Party [Member]
Current Liabilities
Accounts payable and accrued expenses	509,455	541,637	540,339
Related Party [Member]
Current Liabilities
Accounts payable and accrued expenses	6,687,800	6,584,648	5,715,008
Note payable - related party	1,617,000	1,617,000	1,617,000
Royalty agreement payable - related party	$ 65,292	$ 65,292	$ 65,292